Cost of Other Revenues	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Cost of Other Revenues

12. Cost of other revenues

Cost of other revenues consists of the following:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Interest expenses of borrowings	210,950,030	686,889,761	547,368,755	79,611,484
Other lending related costs	56,911,976	170,060,910	184,417,017	26,822,343
	267,862,006	856,950,671	731,785,772	106,433,827